Defined Technology Portfolio®	Series 01A [ 2/7/2001 - Current Offering ] | cusip: 294712104
Fund Overview
As of March 5, 2001
Closing NAV: 0.77144	Previous Close: 0.76206	Change: +0.00938	% Change: +1.23087%

The Objective:
The Portfolio seeks capital appreciation by investing for about one year in 100 technology stocks.

The Strategy:
By applying a Rebalancing Model to reweight the stocks of the Merrill Lynch 100 Technology Index SM (ML 100 Index), the Portfolio Consultant seeks to enhance investment results. Each year, Defined Asset Funds intends to apply the Rebalancing Model to the ML 100 Index to create the next Portfolio. You can choose to roll your investment into this new Portfolio, at a reduced sales charge, if available, or redeem your investment. Although this is a one-year investment, we recommend you continue with this Strategy for at least three to five years for potentially more consistent results. Investors should consider their ability to pursue investing in successive portfolios.

Offered By: This portfolio is offered by Merrill Lynch (TEC01A).
Portfolio Holdings

Dividend information for the securities listed below is available in the prospectus for this Fund.

The offering, redemption and repurchase prices for the Fund take into account expenses and sales charges. Therefore, you will not be able to calculate these prices (or related performance information) with the security prices and weightings listed below.

As of Monday, March 05, 2001
Security	Symbol	< U>Price	% of Portfolio
Sungard Data Systems Inc.	SDS	57.36	2.35
Electronic Data Systems Corporation	EDS	65.13	2.24
Electronic Arts, Inc.	ERTS	50.00	2.09
Unisys Corporation	UIS	16.67	1.99
Micron Technology, Inc.	MU	39.00	1.96
Intuit, Inc.	INTU	42.13	1.96
SONY Corporation	SNE	69.18	1.95
Apple Computer, Inc.	AAPL	20.38	1.94
Computer Sciences Corporation	CSC	57.34	1.93
BMC Software, Inc.	BMCS	27.13	1.84
ASM Lithography Holding N.V.	ASML	22.56	1.81
Amdocs Ltd.	DOX	67.00	1.81
Lexmark International Group, Inc.	LXK	46.50	1.72
CIENA Corporation	CIEN	69.88	1.68
Amazon.com, Inc.	AMZN	12.63	1.64
Computer Associates International, Inc.	CA	28.32	1.63
Cadence Design Systems, Inc.	CDN	23.24	1.63
Gateway, Inc.	GTW	16.07	1.55
Citrix Systems, Inc.	CTXS	24.88	1.53
QUALCOMM, Inc.	QCOM	62.94	1.51
eBay, Inc.	EBAY	38.00	1.51
ADC Telecommunications, Inc.	ADCT	11.63	1.39
Tellabs, Inc.	TLAB	43.75	1.36
Rational Software Corporation	RATL	31.63	1.32
Network Appliance, Inc.	NTAP	28.50	1.25
Yahoo! Inc.	YHOO	22.19	1.23
LSI Logic Corporation	LSI	16.82	1.22
Vitesse Semiconductor Corporation	VTSS	39.06	1.21
Check Point Software Technologies	CHKP	59.88	1.19
PeopleSoft, Inc.	PSFT	23.94	1.19
BEA Systems, Inc.	BEAS	34.81	1.13
Mercury Interactive Corporation	MERQ	43.63	1.07
Applied Micro Circuits Corporation	AMCC	29.19	1.05
Applied Materials, Inc.	AMAT	47.56	1.04
KLA-Tencor Corporation	KLAC	41.75	1.04
BroadVision, Inc.	BVSN	6.53	1.03
Philips Electronics N.V.	PHG	34.74	0.99
Altera Corporation	ALTR	27.13	0.96
Teradyne, Inc.	TER	36.45	0.94
Molex, Inc.	MOLX	38.56	0.93
Taiwan Semiconductor Manufacturing Company Limited	TSM	19.02	0.92
QLogic Corporation	QLGC	37.50	0.92
International Business Machines Corporation	IBM	104.91	0.91
Maxim Integrated Products, Inc.	MXIM	53.69	0.91
Exodus Communications, Inc.	EXDS	14.44	0.91
AOL Time Warner, Inc.	AOL	43.80	0.91
Microsoft Corporation	MSFT	57.44	0.90
Infosys Technologies Limited	INFY	76.00	0.88
i2 Technologies, Inc.	ITWO	22.69	0.87
Dell Computer Corporation	DELL	23.44	0.87
Intel Corporation	INTC	30.38	0.86
Texas Instruments, Inc.	TXN	34.70	0.83
Hewlett-Packard Company	HWP	30.38	0.83
Xilinx, Inc.	XLNX	43.25	0.82
Compaq Computer Corporation	CPQ	20.07	0.82
Sanmina Corporation	SANM	30.56	0.81
Telefonaktiebolaget LM Ericsson AB	ERICY	9.00	0.8 1
Motorola, Inc.	MOT	16.75	0.80
Analog Devices, Inc.	ADI	42.55	0.79
SAP AG	SAP	35.98	0.79
Linear Technology Corporation	LLTC	45.81	0.78
Nokia Corporation	NOK	26.00	0.78
STMicroelectronics N.V.	STM	34.55	0.77
Solectron Corporation	SLR	28.15	0.77
Openwave Systems, Inc.	OPWV	36.19	0.77
ONI Systems Corp.	ONIS	30.13	0.75
Sun Microsystems, Inc.	SUNW	20.94	0.75
Flextronics International Ltd.	FLEX	26.69	0.74
Alcatel	ALA	41.00	0.71
Jabil Circuit, Inc.	JBL	23.66	0.71
VERITAS Software Corporation	VRTS	59.81	0.69
Lucent Technologies, Inc.	LU	12.38	0.69
Conexant Systems, Inc.	CNXT	13.13	0.69
Comverse Technology, Inc.	CMVT	75.44	0.69
Handspring, Inc.	HAND	23.50	0.66
Cisco Systems, Inc.	CSCO	23.08	0.65
VeriSign, Inc.	VRSN	46.94	0.64
Adobe Systems, Inc.	ADBE	27.06	0.62
Oracle Corporation	ORCL	17.00	0.61
Corning, Inc.	GLW	29.55	0.59
Commerce One, Inc.	CMRC	14.92	0.57
Palm, Inc.	PALM	17.31	0.57
PMC-Sierra, Inc.	PMCS	37.94	0.57
EMC Corporation	EMC	38.60	0.54
JDS Uniphase Corporation	JDSU	28.31	0.54
Juniper Networks, Inc.	JNPR	58.63	0.51
Extreme Networks, Inc.	EXTR	22.94	0.50
Siebel Systems, Inc.	SEBL	33.63	0.50
Nortel Networks Corporation	NT	17.60	0.49
Broadcom Corporation	BRCM	47.13	0.49
Sycamore Networks, Inc.	SCMR	15.63	0.47
Finisar Corporation	FNSR	11.06	0.47
Redback Networks, Inc.	RBAK	27.31	0.44
Inktomi Corporation	INKT	9.38	0.40
Foundry Networks, Inc.	FDRY	11.94	0.40
Corvis Corporation	CORV	9.03	0.39
Vignette Corporation	VIGN	5.16	0.35
Ariba, Inc.	ARBA	14.31	0.29
Brocade Communications Systems, Inc.	BRCD	36.44	0.26
TIBCO Software, Inc.	TIBX	9.88	0.20
McDATA Corporation	MCDTA	16.81	0.01

Selection Methodology:

The stocks for the Portfolio were selected by applying a quantitative model developed by Bernard V. Tew, Ph.D., Chairman of Q.E.D. Investments. The model was designed to improve returns and control risk in the speculative technology sector. As Portfolio Consultant, Dr. Tew works closely with Defined Asset Funds to implement the following stock selection process:

Define the Universe: We begin by defining the universe of stocks. In this case, we use the ML 100 Index for its exposure to the technology sector and its emphasis on large companies.

Construct an Enhanced Portfolio: Stocks in the ML 100 Index are then analyzed by the Portfolio Consultant for historical correlation relationships, to identify stocks whose prices move inversely to one another. These relationships create a portfolio of stocks that complement each other, which may reduce volatility.

Reweight the Index: Using this historical price data and incorporating risk reduction techniques, we reweight the stocks of the ML 100 Index. This reweighting seeks to enhance potential return.

Rebalance the Portfolio: Defined Asset Funds and the Portfolio Consultant plan to construct a new Portfolio each year. The Model will be reapplied to the ML 100 Index to determine the weightings for a new Defined Technology Portfolio. At that time, you can choose to roll your proceeds into the new Portfolio at a reduced sales charge, if available, or you can redeem your investment. Although this is a one-year investment, we recommend you continue with this Strategy for at least three to five years for potentially more consistent results.

Past Performance of Prior Series
Performance From Inception Through December 31, 2000 Including Annual Rollovers				Most Recently Completed Portfolio
Series	Inception Date	Cumulative Total Return	Annualized Return	Offer to End Date	Annualized Return
Series E4	8/25/98	74.84%	26.80%	8/30/99 - 10/4/00	55.78%
Series A5	1/14/99	19.38%	9.44%	1/14/99 - 2/16/00	94.83%
Series C6	5/5/99	14.54%	8.52%	5/5/99 - 6/6/00	81.46%
4. This Portfolio was originally Series 1 and rolled into Series 99C on August 30, 1999, and Series E on September 7, 2000.
 5. This Portfolio was originally Series 2 and rolled into Series A on January 24, 2000.
 6. This Portfolio was originally Series 3 and rolled into Series C on May 10, 2000.

More recent series have experienced significant declines.

Past performance is no guarantee of future results. Unit prices and investment returns fluctuate with changes in market conditions. Your investment may be worth more or less than your original cost when you redeem. Returns represent changes in unit price plus reinvestment of any distributions, divided by the initial offer price, and reflect deduction of maximum applicable sales charges and expenses. "Performance From Inception" returns differ from "Most Recently Completed Portfolio" returns because the former figures reflect different performance periods and a reduced sales charge on annual rollovers.

Contact your Financial Professional for a free prospectus (or download one from this site) containing more complete information on any Defined Asset Fund, including sales charges, expenses and risks. Please read it carefully before you invest or send money.

Fees & Expenses

Defining Your Costs You will pay an initial sales charge of about 1% the first time you buy. In addition, you'll pay a deferred sales charge of $15.00 per 1,000 units.

Unitholder Fees	Maximum as a % of the Amount Invested

Creation and Development Fee (0.250% of net assets)	0.30%
Sales Charges	2.50%
Total Maximum Sales Charges (including Creation and Development Fee)	2.80%

If you sell your units before termination, any remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived. You will only pay the deferred sales charge.

Portfolio Expenses	Amount per 1,000 Units

Estimated Operating Expenses (0.271% of net assets)	$2.68

Estimated Organization Costs	$1.12

Volume Purchase Discounts
For larger purchases, the initial sales charge (but not the Creation and Development Fee) is reduced to put more of your investment dollars to work for you. The deferred sales charge will not change.

If You Invest:	Your Initial Sales Charge Will Be:*

Less than $50,000	1.00%
$50,000 to $99,999	0.75%
$100,000 to $249,999	0.25%
$250,000 to $999,999	0.00%

If you invest $1,000,000 or more, you will not pay any initial sales charge, and will receive additional units, effectively reducing your deferred sales charge to 0.75% of your investment.

*These percentages are based on a unit price of $1,000 per 1,000 units and will vary as the unit price changes.

Is this Fund appropriate for you?

Yes, if you seek capital appreciation. You may benefit from a professionally selected portfolio whose risk may be reduced by investing in equity securities of different issuers. Because all of the Portfolio stocks are concentrated in the technology sector, this Portfolio is not designed to be a complete investment program.

The Portfolio is not appropriate for you if you are unwilling to tolerate the additional risk involved with an aggressive growth equity investment. It generally is not appropriate if you are seeking preservation of capital or current income.

Risk Considerations

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

There can be no assurance that this Portfolio will meet its objective or that it will outperform the ML100 Index.

This Portfolio is designed for investors who can assume the additional risks associated with aggressive growth equity investments, and generally is not appropriate for investors seeking capital preservation or current income.

This Portfolio is composed of stocks that are subject to extreme price volatility, and should be considered speculative.

This Portfolio consists exclusively of stocks from the technology sector, which may involve special risks including intense competition and rapid obsolecence.

This Portfolio does not reflect research opinions or any buy or sell recommendations from the Sponsor.

For more information on risk considerations, see the prospectus for this Fund.

Distributions and Taxes
Distribution Frequency (if any)
Two (2) per year; to the extent net income is at least $1.00 per 1,000 units.

Reinvestment Options
By selecting the reinvestment option, you may choose to have your distributions used to purchase additional units of the fund (reinvestment). Many of these stocks do not pay dividends.
Tax Reporting

When seeking capital appreciation, managing tax liability on capital gains can be important to your overall return. By holding this Fund for more than one year, individuals may be eligible for favorable federal tax rates on net long-term capital gains (currently no more than 20%).

Generally, dividends and any net capital gains will be subject to tax each year, whether or not reinvested. However, on rollovers to future Portfolios, if available, certain investors may defer recognition of gains and losses on stocks that are transferred to the new Portfolio.

Please consult your tax advisor concerning state and local taxation.

The Chase Manhattan Bank
Unit Investment Trust Department
4 New York Plaza - 6th Floor
New York, New York 10004
1-800-323-1508

Defined Asset Funds® are established as Unit Investment Trusts. By definition, a trust account requires a trustee. The trustee holds the trust securities, ensuring their safekeeping until the trust is terminated. The trustee is also responsible for recordkeeping, for collecting any interest or dividend income and principal payments, and for distributing this money to investors.

L I N K S T O W E B S I T E S
Merrill Lynch (Sponsor) | Salomon Smith Barney (Sponsor) | Morgan Stanley Dean Witter (Sponsor) | PaineWebber (Special Dealer)

The performance, fee and expense information included on this site will differ for Defined Asset Funds held in certain eligible accounts offered by the Sponsors. Please contact your financial professional for more information on these types of accounts.

Not all strategies are appropriate at all times. The opinions expressed in this site do not constitute investment advice. Independent advice should be sought in cases of doubt.

For more complete information about any of the funds, including their risks, fees, sales charges and other expenses, please download a prospectus from this site, or obtain one free of charge from your financial professional. The prospectus should be read carefully before you invest or send money.

Not all funds are registered for sale in all states. Ask your financial representative about the availability of specific funds in your state. In addition, the funds described here are not available to investors outside the US. Defined Asset Funds are sold by prospectus only. The prospectus is not an offer to sell or a solicitation of an offer to buy units in the funds, nor shall any such units be offered or sold to any person in any jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such jurisdiction.

As a unitholder, you may receive taxable dividends and capital gains. Taxes on these distributions can affect the returns you realize from your investment. The Sponsors do not offer tax advice except to suggest that you consider the impact of taxes and that you may want to consult with your tax advisor before making any investment.

Funds holding international securities can involve different risks than US investments. The risks include political and economic instability, changing currency exchange rates, foreign taxes and differences in financial accounting standards.

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